UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2017 are attached.

Transamerica Asset Allocation Variable Funds

Quarterly Schedules of Investments

March 31, 2017

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

The above accounts are “fund of funds” fully invested in various accounts of the Transamerica Partners Variable Funds.

Each Transamerica Partners Variable Fund is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Transamerica Partners Portfolios which are located in this report, as well as the Transamerica Funds.

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.1%
Transamerica Partners Variable International Equity (A) (B)	5,631	$ 124,421

Money Market Fund - 0.3%
Transamerica Partners Variable Government Money Market (A) (B)	733	15,464

U.S. Equity Funds - 8.8%
Transamerica Partners Variable Large Growth (A) (B)	1,892	188,956
Transamerica Partners Variable Large Value (A) (B)	2,231	192,043
Transamerica Partners Variable Small Core (A) (B)	2,020	126,262

		507,261

U.S. Fixed Income Funds - 88.8%
Transamerica Partners Variable Core Bond (A) (B)	59,232	2,732,420
Transamerica Partners Variable High Quality Bond (A) (B)	50,694	898,519
Transamerica Partners Variable High Yield Bond (A) (B)	18,500	623,691
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	32,611	886,428

		5,141,058

Total Investment Companies (Cost $5,322,736)		5,788,204

Total Investments (Cost $5,322,736) (C)		5,788,204
Net Other Assets (Liabilities) - (0.0)% (D)		(981)

Net Assets - 100.0%		$ 5,787,223

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,788,204	$—	$—	$5,788,204

Total Investments	$5,788,204	$—	$—	$5,788,204

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)

Aggregate cost for federal income tax purposes is $5,322,736. Aggregate gross unrealized appreciation and depreciation for all securities is $468,433 and $2,965, respectively. Net unrealized appreciation for tax purposes is $465,468.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.9%
Transamerica Partners Variable International Equity (A) (B)	93,944	$ 2,075,867

Money Market Fund - 0.2%
Transamerica Partners Variable Government Money Market (A) (B)	1,944	41,001

U.S. Equity Funds - 40.9%
Transamerica Partners Variable Large Growth (A) (B)	27,080	2,704,576
Transamerica Partners Variable Large Value (A) (B)	31,193	2,684,816
Transamerica Partners Variable Small Core (A) (B)	28,158	1,760,223

		7,149,615

U.S. Fixed Income Funds - 47.0%
Transamerica Partners Variable Core Bond (A) (B)	85,089	3,925,213
Transamerica Partners Variable High Quality Bond (A) (B)	74,269	1,316,376
Transamerica Partners Variable High Yield Bond (A) (B)	31,882	1,074,857
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	70,052	1,904,116

		8,220,562

Total Investment Companies (Cost $13,134,842)		17,487,045

Total Investments (Cost $13,134,842) (C)		17,487,045
Net Other Assets (Liabilities) - (0.0)% (D)		(2,962)

Net Assets - 100.0%		$ 17,484,083

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$17,487,045	$—	$—	$17,487,045

Total Investments	$17,487,045	$—	$—	$17,487,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $13,134,842. Aggregate gross unrealized appreciation for all securities is $4,352,203.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.4%
Transamerica Partners Variable International Equity (A) (B)	216,525	$ 4,784,521

Money Market Fund - 0.1%
Transamerica Partners Variable Government Money Market (A) (B)	1,917	40,446

U.S. Equity Funds - 55.4%
Transamerica Partners Variable Large Growth (A) (B)	61,040	6,096,254
Transamerica Partners Variable Large Value (A) (B)	70,496	6,067,712
Transamerica Partners Variable Small Core (A) (B)	63,837	3,990,649

		16,154,615

U.S. Fixed Income Funds - 28.1%
Transamerica Partners Variable Core Bond (A) (B)	89,283	4,118,696
Transamerica Partners Variable High Quality Bond (A) (B)	31,363	555,890
Transamerica Partners Variable High Yield Bond (A) (B)	33,051	1,114,267
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	87,866	2,388,346

		8,177,199

Total Investment Companies (Cost $19,526,696)		29,156,781

Total Investments (Cost $19,526,696) (C)		29,156,781
Net Other Assets (Liabilities) - (0.0)% (D)		(4,940)

Net Assets - 100.0%		$ 29,151,841

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$29,156,781	$—	$—	$29,156,781

Total Investments	$29,156,781	$—	$—	$29,156,781

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $19,526,696. Aggregate gross unrealized appreciation for all securities is $9,630,085.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2017

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are listed below. Each Subaccount invests substantially all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). Certain TPVF subaccounts invest substantially all of their investable assets in the Transamerica Partners Portfolios and the Transamerica Funds (each a “Portfolio” and collectively, the “Portfolios”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts. TAM provides continuous and regular investment management services to the Subaccounts.

For each of the Portfolios, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Portfolios. TAM may, in the future, determine to provide the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TPVF is valued at the unit value per share of each Subaccount at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments, at March 31, 2017, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TPVF subaccounts and the TPVF subaccounts invest all of their investable assets in the Portfolios. The summary of the inputs used for valuing each Portfolio’s assets carried at fair value is discussed in the Security Valuation section of the Portfolios’ Notes to Schedules of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the NAV of the underlying subaccounts. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended March 31, 2017, the Subaccounts’ transactions in and earnings from investments in affiliates of TAM are as follows:

Short Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$2,724,759	$23,314	$(40,184)	$8,210	$16,321	$2,732,420	$—	$—
Transamerica Partners Variable Government Money Market	16,326	183,953	(184,815)	—	—	15,464	—	—
Transamerica Partners Variable High Quality Bond	900,659	8,615	(13,259)	129	2,375	898,519	—	—
Transamerica Partners Variable High Yield Bond	612,506	5,068	(9,159)	3,152	12,124	623,691	—	—
Transamerica Partners Variable Inflation-Protected Securities	881,929	8,515	(13,029)	577	8,436	886,428	—	—
Transamerica Partners Variable International Equity	117,197	1,014	(1,794)	347	7,657	124,421	—	—
Transamerica Partners Variable Large Growth	185,518	1,520	(16,044)	7,858	10,104	188,956	—	—
Transamerica Partners Variable Large Value	190,044	1,521	(2,845)	1,257	2,066	192,043	—	—
Transamerica Partners Variable Small Core	126,435	1,013	(1,866)	891	(211)	126,262	—	—

Total	$5,755,373	$234,533	$(282,995)	$22,421	$58,872	$5,788,204	$—	$—

Intermediate Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$3,910,797	$66,836	$(88,050)	$24,171	$11,459	$3,925,213	$—	$—
Transamerica Partners Variable Government Money Market	34,507	769,752	(763,258)	—	—	41,001	—	—
Transamerica Partners Variable High Quality Bond	1,320,011	22,279	(29,608)	1,375	2,319	1,316,376	—	—
Transamerica Partners Variable High Yield Bond	1,055,888	16,709	(24,136)	14,279	12,117	1,074,857	—	—
Transamerica Partners Variable Inflation-Protected Securities	1,894,332	32,861	(42,681)	4,217	15,387	1,904,116	—	—
Transamerica Partners Variable International Equity	1,954,593	33,418	(45,688)	13,311	120,233	2,075,867	—	—
Transamerica Partners Variable Large Growth	2,659,903	39,684	(253,939)	159,133	99,795	2,704,576	—	—
Transamerica Partners Variable Large Value	2,659,415	39,684	(60,924)	35,604	11,037	2,684,816	—	—
Transamerica Partners Variable Small Core	1,763,570	26,456	(39,952)	25,465	(15,316)	1,760,223	—	—

Total	$17,253,016	$1,047,679	$(1,348,236)	$277,555	$257,031	$17,487,045	$—	$—

Intermediate/Long Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$3,908,810	$245,369	$(72,054)	$21,308	$15,263	$4,118,696	$—	$—
Transamerica Partners Variable Government Money Market	81,685	879,904	(921,143)	—	—	40,446	—	—
Transamerica Partners Variable High Quality Bond	529,935	33,973	(9,520)	604	898	555,890	—	—
Transamerica Partners Variable High Yield Bond	1,100,639	6,103	(19,913)	11,773	15,665	1,114,267	—	—
Transamerica Partners Variable Inflation-Protected Securities	2,393,191	13,427	(42,658)	4,006	20,380	2,388,346	—	—
Transamerica Partners Variable International Equity	4,531,945	27,464	(84,033)	(1,245)	310,390	4,784,521	—	—
Transamerica Partners Variable Large Growth	5,622,040	29,753	(107,366)	50,374	501,453	6,096,254	—	—
Transamerica Partners Variable Large Value	6,041,358	29,752	(110,127)	21,980	84,749	6,067,712	—	—
Transamerica Partners Variable Small Core	4,020,625	19,834	(72,251)	33,744	(11,303)	3,990,649	—	—

Total	$28,230,228	$1,285,579	$(1,439,065)	$142,544	$937,495	$29,156,781	$—	$—

5. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Subaccounts’ financial statements.

Transamerica Asset Allocation Variable Funds	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.3%
Federal Agricultural Mortgage Corp.
0.83% (A), 04/03/2018	$ 13,500,000	$ 13,500,000
5.13%, 04/19/2017 (B)	25,000,000	25,054,467
Federal Farm Credit Banks
0.89% (A), 09/28/2018	13,500,000	13,501,902
0.91% (A), 08/01/2017	2,740,000	2,740,095
0.98% (A), 04/20/2017	350,000	349,991
0.99% (A), 04/17/2017	5,950,000	5,949,950
1.00% (A), 11/13/2017	12,100,000	12,100,388
1.03% (A), 06/22/2017	12,100,000	12,099,725
Federal Home Loan Banks
0.83% (A), 01/18/2019	12,700,000	12,705,415
0.89% (A), 06/01/2018	13,500,000	13,500,000
0.98% (A), 10/04/2017	24,000,000	24,001,967
1.03% (A), 08/25/2017	9,600,000	9,601,683
1.06% (A), 10/27/2017	20,500,000	20,500,000
1.09% (A), 12/18/2017	7,500,000	7,507,589
Federal Home Loan Mortgage Corp.
0.75% (A), 08/10/2018, MTN	26,500,000	26,500,000
Federal National Mortgage Association
1.10% (A), 03/21/2018	15,500,000	15,541,953

Total U.S. Government Agency Obligations (Cost $215,155,125)		215,155,125

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.1%
Federal Agricultural Mortgage Corp.
0.89% (A), 05/09/2017	12,200,000	12,199,871
1.00% (A), 08/25/2017	12,500,000	12,500,253
Federal Farm Credit Discount Notes
0.66% (C), 08/07/2017	5,000,000	4,988,444
0.72% (C), 09/08/2017	14,000,000	13,955,822
Federal Home Loan Bank Discount Notes
0.54% (C), 05/02/2017	28,000,000	27,987,101
0.55% (C), 04/28/2017	25,000,000	24,989,838
0.59% (C), 05/03/2017 - 05/05/2017	40,263,000	40,241,437
0.77% (C), 05/17/2017	24,000,000	23,976,693
0.80% (C), 06/21/2017	24,500,000	24,456,727
Federal Home Loan Banks
0.79% (A), 06/01/2017	12,200,000	12,199,691
0.93% (A), 07/12/2017	14,600,000	14,600,000
1.04% (A), 04/19/2017	19,300,000	19,300,000

Total Short-Term U.S. Government Agency Obligations (Cost $231,395,877)		231,395,877

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury Bill
0.60% (C), 06/01/2017	25,000,000	24,975,007
0.65% (C), 06/22/2017	34,300,000	34,249,998
0.66% (C), 06/29/2017	12,300,000	12,280,235

Total Short-Term U.S. Government Obligations (Cost $71,505,240)		71,505,240

REPURCHASE AGREEMENTS - 43.7%
Barclays Capital, Inc. 0.78% (C), dated 03/31/2017, to be repurchased at $63,604,134 on 04/03/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 1.50% - 6.60%, due 12/31/2018 - 11/25/2046, and with a total value of $65,331,075.	63,600,000	63,600,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 1.01% (C), dated 03/23/2017, to be repurchased at $34,057,233 on 05/22/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 1.50% - 5.67%, due 12/31/2018 - 09/25/2046, and with a total value of $35,088,067. (D)

	$ 4,000,000	$ 34,000,000
Deutsche Bank Securities, Inc. 0.81% (C), dated 03/31/2017, to be repurchased at $15,001,013 on 04/03/2017. Collateralized a U.S. Government Obligation, 0.78% (C), due 06/22/2017, and with a value of $15,300,025.	15,000,000	15,000,000
Goldman Sachs & Co. 0.79% (C), dated 03/31/2017, to be repurchased at $38,402,528 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 2.58% - 4.50%, due 07/01/2022 - 04/01/2046, and with a total value of $39,168,000.	38,400,000	38,400,000
ING Financial Markets LLC 0.77% (C), dated 03/31/2017, to be repurchased at $84,605,429 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 0.88% - 1.75%, due 10/26/2017 - 09/12/2019, and with a total value of $86,293,532.	84,600,000	84,600,000
Jefferies LLC 0.95% (C), dated 03/31/2017, to be repurchased at $47,803,784 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 3.50%, due 01/20/2047 - 04/01/2047, and with a total value of $48,756,000.	47,800,000	47,800,000
Nomura Securities International, Inc. 0.80% (C), dated 03/31/2017, to be repurchased at $119,007,933 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 1.10% - 9.00%, due 04/01/2017 - 10/20/2066, and with a total value of $121,380,000.	119,000,000	119,000,000
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $378,266 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 01/31/2023, and with a value of $388,014.	378,263	378,263

Total Repurchase Agreements (Cost $402,778,263)		402,778,263

Total Investments (Cost $920,834,505) (E)		920,834,505
Net Other Assets (Liabilities) - 0.1%		526,766

Net Assets - 100.0%		$ 921,361,271

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$215,155,125	$—	$215,155,125
Short-Term U.S. Government Agency Obligations	—	231,395,877	—	231,395,877
Short-Term U.S. Government Obligations	—	71,505,240	—	71,505,240
Repurchase Agreements	—	402,778,263	—	402,778,263

Total Investments	$—	$920,834,505	$—	$920,834,505

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of the 144A security is $25,054,467, representing 2.7% of the Portfolio’s net assets.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)	Illiquid security. At March 31, 2017, value of the illiquid security is $34,000,000, representing 3.7% of the Portfolio’s net assets.
(E)	Aggregate cost for federal income tax purposes is $920,834,505.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 33.9%
American Express Credit Account Master Trust
Series 2014-2, Class A,
1.26%, 01/15/2020	$ 2,000,000	$ 2,000,374
Series 2014-3, Class A,
1.49%, 04/15/2020	1,000,000	1,001,042
Series 2014-4, Class A,
1.43%, 06/15/2020	1,500,000	1,501,079
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D,
2.68%, 10/09/2018	1,287,320	1,287,549
Series 2013-2, Class C,
1.79%, 03/08/2019	654,555	654,927
Series 2013-3, Class C,
2.38%, 06/10/2019	774,137	776,380
Series 2014-3, Class D,
3.13%, 10/08/2020	1,270,000	1,286,582
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	756,093
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	959,555
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	989,769
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	1,003,927
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (A)	850,000	856,427
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,256,046
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	376,989
Barclays Dryrock Issuance Trust
Series 2016-1, Class A,
1.52%, 05/16/2022	2,000,000	1,982,462
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,654,514
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,013,139
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	1,000,053
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	716,500
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.75%, 07/15/2020	1,000,000	1,019,923
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,798,285
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,303,523
Series 2016-A3, Class A3,
1.34%, 04/15/2022	2,920,000	2,894,907
Series 2016-A4, Class A4,
1.33%, 06/15/2022	3,350,000	3,314,375
Series 2016-A6, Class A,
1.82%, 09/15/2022	2,015,000	2,013,999
Series 2017-A1, Class A1,
2.00%, 01/17/2023	2,000,000	2,006,597
CarMax Auto Owner Trust
Series 2013-1, Class D,
1.99%, 08/15/2019	1,150,000	1,150,061
Series 2013-2, Class C,
1.61%, 03/15/2019	2,150,000	2,150,608
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	902,824

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2016-1, Class A3,
1.61%, 11/16/2020	$ 2,000,000	$ 1,999,454
Chase Issuance Trust
Series 2014-A7, Class A7,
1.38%, 11/15/2019	2,000,000	2,000,944
CIT Equipment Collateral
Series 2014-VT1, Class C,
2.65%, 10/20/2022 (A)	2,000,000	2,002,807
Citibank Credit Card Issuance Trust
Series 2014-A4, Class A4,
1.23%, 04/24/2019	3,900,000	3,900,232
Series 2017-A2, Class A2,
1.74%, 01/19/2021	3,000,000	3,004,774
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	642,400	617,634
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	424,138	410,710
CNH Equipment Trust
Series 2013-D, Class B,
1.75%, 04/15/2021	1,100,000	1,101,202
Series 2014-A, Class A3,
0.84%, 05/15/2019	67,308	67,267
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,051,493
Series 2014-C, Class A3,
1.05%, 11/15/2019	1,080,495	1,079,197
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	2,001,453
Series 2015-B, Class A3,
1.37%, 07/15/2020	845,807	845,230
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,827,705
Colony American Homes
Series 2015-1A, Class A,
2.14% (B), 07/17/2032 (A)	1,586,053	1,590,593
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	863,189	860,851
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	1,010,994	1,010,942
Series 2015-2, Class A,
2.99%, 05/22/2028 (A)	660,441	657,697
Discover Card Execution Note Trust
Series 2014-A5, Class A,
1.39%, 04/15/2020	2,000,000	2,000,983
Series 2015-A4, Class A4,
2.19%, 04/17/2023	3,000,000	3,012,445
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2,
3.65%, 08/01/2019	742,458	752,942
Ford Credit Auto Owner Trust
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,582,807
Ford Credit Floorplan Master Owner Trust
Series 2015-1, Class B,
1.62%, 01/15/2020	1,050,000	1,048,103
Series 2016-5, Class A1,
1.95%, 11/15/2021	3,150,000	3,148,899
Global SC Finance II SRL
Series 2013-1A, Class A,
2.98%, 04/17/2028 (A)	1,018,958	992,075

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Huntington Auto Trust
Series 2016-1, Class A3,
1.59%, 11/16/2020	$ 1,835,000	$ 1,832,356
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,612,712	1,604,551
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	898,287	885,173
Nissan Master Owner Trust Receivables
Series 2015-A, Class A2,
1.44%, 01/15/2020	2,090,000	2,089,186
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	1,200,000	1,207,346
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	531,128	532,466
SMART ABS Trust
Series 2013-2US, Class A4A,
1.18%, 02/14/2019	439,629	438,310
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.22%, 01/15/2022	2,062,000	2,078,990
Toyota Auto Receivables Owner Trust
Series 2017-A, Class A2A,
1.42%, 09/16/2019	1,375,000	1,374,867
Tricon American Homes Trust
Series 2015-SFR1, Class B,
2.59% (B), 05/17/2032 (A)	730,000	729,999
Verizon Owner Trust
Series 2017-1A, Class B,
2.45%, 09/20/2021(A)	1,350,000	1,357,604
World Financial Network Credit Card Master Trust
Series 2012-C, Class M,
3.32%, 08/15/2022	500,000	507,640
Series 2012-D, Class B,
3.34%, 04/17/2023	1,440,000	1,464,024
Series 2013-A, Class A,
1.61%, 12/15/2021	5,000,000	5,007,565
World Omni Auto Receivables Trust
Series 2015-A, Class A4,
1.75%, 04/15/2021	2,450,000	2,451,751
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B,
1.94%, 12/15/2020	2,030,000	2,032,057
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	994,717

Total Asset-Backed Securities (Cost $110,056,501)		109,785,550

CORPORATE DEBT SECURITIES - 31.1%
Banks - 5.9%
Bank of America Corp.
6.88%, 04/25/2018, MTN	3,941,000	4,146,850
Citigroup, Inc.
1.70%, 04/27/2018	3,425,000	3,426,452
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,000,000	1,004,456

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyBank NA
1.70%, 06/01/2018	$ 1,330,000	$ 1,332,026
2.35%, 03/08/2019	2,000,000	2,015,702
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	3,820,000	3,828,618
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	3,425,000	3,442,368

		19,196,472

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	2,000,000	2,015,040

Capital Markets - 3.2%
Deutsche Bank AG
1.35%, 05/30/2017	3,365,000	3,363,809
Goldman Sachs Group, Inc.
2.40% (B), 04/23/2021	3,005,000	3,071,080
Morgan Stanley
2.65%, 01/27/2020	4,000,000	4,038,160

		10,473,049

Chemicals - 0.8%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,578,667

Communications Equipment - 0.3%
Cisco Systems, Inc.
2.20%, 02/28/2021	825,000	825,356

Consumer Finance - 4.0%
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	1,500,000	1,505,123
3.34%, 03/18/2021	2,500,000	2,529,350
General Motors Financial Co., Inc.
3.15%, 01/15/2020 (C)	3,080,000	3,132,748
John Deere Capital Corp.
1.25%, 10/09/2019, MTN	2,875,000	2,832,070
PACCAR Financial Corp.
1.75%, 08/14/2018, MTN	760,000	761,963
Toyota Motor Credit Corp.
1.70%, 02/19/2019, MTN	2,025,000	2,028,406

		12,789,660

Diversified Financial Services - 0.8%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,500,000	2,612,807

Diversified Telecommunication Services - 2.2%
AT&T, Inc.
2.80%, 02/17/2021	2,215,000	2,221,581
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,300,035
Verizon Communications, Inc.
2.14% (B), 03/16/2022	3,650,000	3,683,200

		7,204,816

Energy Equipment & Services - 1.1%
Schlumberger Norge AS
1.25%, 08/01/2017 (A)	3,450,000	3,446,716

Equity Real Estate Investment Trusts - 1.1%
Ventas Realty, LP
1.25%, 04/17/2017	1,000,000	999,994
Ventas Realty, LP / Ventas Capital Corp.
4.00%, 04/30/2019	2,516,000	2,602,264

		3,602,258

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 1.1%
CVS Health Corp.
2.80%, 07/20/2020	$ 3,500,000	$ 3,558,653

Independent Power & Renewable Electricity Producers - 0.9%
Exelon Generation Co. LLC
5.20%, 10/01/2019	2,795,000	2,990,088

Industrial Conglomerates - 0.7%
Honeywell International, Inc.
1.40%, 10/30/2019	2,350,000	2,332,171

Insurance - 0.7%
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (A)	2,200,000	2,196,150

IT Services - 1.0%
Visa, Inc.
2.20%, 12/14/2020	3,075,000	3,084,016

Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017	2,880,000	2,895,693

Multi-Utilities - 0.8%
Public Service Co. of Oklahoma
5.15%, 12/01/2019	2,550,000	2,732,509

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.
1.72%, 06/24/2018	1,500,000	1,504,816
Husky Energy, Inc.
6.20%, 09/15/2017	2,420,000	2,470,145
Kinder Morgan, Inc.
7.00%, 06/15/2017	3,270,000	3,305,054
Petroleos Mexicanos
3.04% (B), 07/18/2018	3,250,000	3,298,750
Total Capital International SA
1.55%, 06/28/2017	1,500,000	1,501,097

		12,079,862

Pharmaceuticals - 0.4%
Bayer US Finance LLC
1.50%, 10/06/2017 (A)	1,430,000	1,428,814

Semiconductors & Semiconductor Equipment - 0.3%
Altera Corp.
2.50%, 11/15/2018	1,050,000	1,065,431

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018	1,800,000	1,821,688

Total Corporate Debt Securities (Cost $100,807,214)		100,929,916

MORTGAGE-BACKED SECURITIES - 12.0%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (B), 12/05/2032 (A)	1,600,000	1,682,936
Banc of America Commercial Mortgage Trust
Series 2008-1, Class A4,
6.23% (B), 02/10/2051	3,627,273	3,683,943
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class AFX,
2.76%, 02/10/2033 (A)	1,700,000	1,712,454
COMM Mortgage Trust
Series 2007-C9, Class AMFL,
1.50% (B), 12/10/2049 (A)	4,000,000	3,979,247
Series 2012-LC4, Class A3,
3.07%, 12/10/2044	1,287,982	1,311,701
Series 2013-CR12, Class A1,
1.30%, 10/10/2046	2,456,144	2,448,769

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust
Series 2015-TEXW, Class C,
3.73%, 02/10/2034 (A)	$ 1,600,000	$ 1,634,978
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	1,616,000	1,690,794
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1,
1.25%, 01/15/2047	789,473	788,405
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP2, Class D,
4.94% (B), 07/15/2042	5,000,000	5,001,352
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class A2,
1.97%, 05/15/2046	2,566,390	2,573,420
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E,
5.15% (B), 11/14/2042	4,000,000	3,993,279
Series 2014-MP, Class A,
3.47%, 08/11/2033 (A)	1,700,000	1,765,062
Series 2016-UB12, Class A1,
1.78%, 12/15/2049	2,341,795	2,326,720
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3,
3.40%, 05/10/2045	3,170,207	3,298,833
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A1A,
5.76% (B), 06/15/2049	257,376	257,323
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1,
1.19%, 12/15/2046	797,674	795,048

Total Mortgage-Backed Securities (Cost $39,187,752)		38,944,264

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Federal Home Loan Mortgage Corp.
2.63% (B), 06/01/2033	965,574	1,013,355
4.50%, 09/01/2026	1,285,224	1,355,291
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.97% (B), 01/25/2021	2,000,000	2,126,050
Federal National Mortgage Association
1.95%, 11/01/2020	2,630,000	2,602,525
5.43%, 04/01/2017	73,297	73,166
FREMF Mortgage Trust
2.43% (B), 03/25/2045 (A)	1,820,000	1,819,751
4.26% (B), 01/25/2045 (A)	1,560,000	1,650,898
Government National Mortgage Association
4.53% (B), 12/20/2061	2,078,808	2,157,776
4.65% (B), 11/20/2061	1,123,417	1,156,499
4.67% (B), 09/20/2063	2,291,945	2,364,814
4.73% (B), 02/20/2063	2,414,781	2,506,909
4.75% (B), 02/20/2061	250,015	255,312
4.82% (B), 02/20/2061	249,559	256,323
4.83% (B), 06/20/2063	1,934,470	2,013,621

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.86% (B), 05/20/2062	$ 1,980,524	$ 2,051,824
4.87% (B), 05/20/2061	516,561	531,192
5.27% (B), 11/20/2060	1,632,034	1,708,382
5.31% (B), 04/20/2061	933,443	973,916
5.48% (B), 01/20/2060	3,601,723	3,734,165
5.67% (B), 06/20/2059	532,297	540,599
5.75%, 12/15/2022	282,198	305,182

Total U.S. Government Agency Obligations (Cost $32,820,895)		31,197,550

U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury - 11.0%
U.S. Treasury Note
0.88%, 07/31/2019	19,477,000	19,270,817
1.13%, 02/28/2021	16,775,000	16,366,109

Total U.S. Government Obligations (Cost $36,082,831)		35,636,926

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (D)	2,445,300	2,445,300

Total Securities Lending Collateral (Cost $2,445,300)		2,445,300

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.09% (D), dated 03/31/2017, to be repurchased at $3,045,736 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $3,107,362.	$ 3,045,713	3,045,713

Total Repurchase Agreement (Cost $3,045,713)		3,045,713

Total Investments (Cost $324,446,206) (E)		321,985,219
Net Other Assets (Liabilities) - 0.7%		2,422,335

Net Assets - 100.0%		$ 324,407,554

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$109,785,550	$—	$109,785,550
Corporate Debt Securities	—	100,929,916	—	100,929,916
Mortgage-Backed Securities	—	38,944,264	—	38,944,264
U.S. Government Agency Obligations	—	31,197,550	—	31,197,550
U.S. Government Obligations	—	35,636,926	—	35,636,926
Securities Lending Collateral	2,445,300	—	—	2,445,300
Repurchase Agreement	—	3,045,713	—	3,045,713

Total Investments	$2,445,300	$319,539,919	$—	$321,985,219

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $39,957,710, representing 12.3% of the Portfolio’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(C)

All or a portion of the security is on loan. The value of the security on loan is $2,396,055. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rates disclosed reflect the yields at March 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $324,446,206. Aggregate gross unrealized appreciation and depreciation for all securities is $671,308 and $3,132,295, respectively. Net unrealized depreciation for tax purposes is $2,460,987.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Greece - 0.0% (A)
Hellenic Republic Government Bond
0.00% (B) (C), 10/15/2042	EUR 366,000	$ 902

Italy - 1.1%
Italy Buoni Poliennali del Tesoro
1.65%, 04/23/2020 (D)	2,280,246	2,547,543

New Zealand - 1.2%
New Zealand Government Bond
2.50%, 09/20/2035 (D)	NZD 1,800,000	1,316,852
3.00%, 09/20/2030 (D)	2,102,000	1,676,918

		2,993,770

United Kingdom - 0.7%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2026 - 11/22/2065 (D)	GBP 981,257	1,626,551

Total Foreign Government Obligations (Cost $7,063,672)		7,168,766

U.S. GOVERNMENT OBLIGATIONS - 96.2%
U.S. Treasury Inflation-Protected Securities - 96.2%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	$ 3,247,292	3,018,969
0.75%, 02/15/2042 - 02/15/2045	9,050,842	8,680,612
1.00%, 02/15/2046	3,919,234	3,978,803
1.38%, 02/15/2044	4,599,415	5,070,877
1.75%, 01/15/2028	6,107,614	6,906,154
2.00%, 01/15/2026	4,440,506	5,037,914
2.13%, 02/15/2040 - 02/15/2041	8,111,555	10,262,157
2.38%, 01/15/2025 - 01/15/2027	11,680,490	13,633,086
2.50%, 01/15/2029	5,857,690	7,161,418
3.38%, 04/15/2032	535,376	751,879
3.63%, 04/15/2028	4,653,534	6,185,542
3.88%, 04/15/2029 (E)	7,613,471	10,528,075
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	58,716,412	58,656,749
0.13%, 04/15/2020 (E)	14,965,919	15,189,076
0.25%, 01/15/2025	6,422,126	6,367,500
0.38%, 07/15/2023 - 01/15/2027	23,369,043	23,482,602
0.63%, 07/15/2021 - 01/15/2026	18,252,604	18,731,135
0.88%, 02/15/2047	1,946,109	1,916,252
1.13%, 01/15/2021	10,077,892	10,610,912
1.25%, 07/15/2020	5,299,308	5,607,420
1.38%, 01/15/2020	9,905,638	10,434,887

Total U.S. Government Obligations (Cost $229,416,991)		232,212,019

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (A)
Call - 10-Year U.S. Treasury Note Futures
Exercise Price $125
Expiration Date 04/21/2017	138	40,969
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $122
Expiration Date 04/21/2017	80	2,500

Total Exchange-Traded Options Purchased (Cost $79,263)		43,469

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (A) (F)
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 05/11/2017, DUB	2,290,000	$ 11,199
Call - GBP vs. USD
Exercise Price GBP 1
Expiration Date 04/03/2017, DUB	1,925,000	2
Call - USD vs. JPY
Exercise Price $115
Expiration Date 07/07/2017, DUB	4,840,000	31,615
Put - GBP vs. USD
Exercise Price GBP 1
Expiration Date 05/19/2017, GSB	10,580,000	23,529

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $168,593)		66,345

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.2% (F)
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.68%
Expiration Date 01/12/2021, DUB	$ 750,000	91,462
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 3.25%
Expiration Date 01/05/2022, DUB	6,500,000	145,475
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR
Exercise Rate 2.50%
Expiration Date 06/08/2022, DUB	EUR 3,200,000	183,404

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $660,622)		420,341

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.6%
Money Market Fund - 0.6%
BlackRock Liquidity Funds T-Fund Portfolio	1,576,999	1,576,999

Total Short-Term Investment Company (Cost $1,576,999)		1,576,999

Total Investments (Cost $238,966,140) (G)		241,487,939
Net Other Assets (Liabilities) - (0.0)% (A)		(62,255)

Net Assets - 100.0%		$ 241,425,684

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD 126.00	04/21/2017	80	$(6,134)	$(6,250)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (F)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD	BNP	EUR	1.09	05/11/2017	EUR	2,290,000	$(26,469)	$(11,391)
Call - GBP vs. USD	GSB	GBP	1.29	05/19/2017	GBP	3,925,000	(35,648)	(16,017)
Put - GBP vs. USD	GSB	GBP	1.17	05/19/2017	GBP	10,580,000	(60,091)	(6,376)

Total							$(122,208)	$(33,784)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN: (F)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(200)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (F)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	0.90%	06/07/2018	USD	16,100,000	$(79,851)	$(3,581)
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	1.70	03/29/2019	USD	9,710,000	(35,927)	(34,411)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	1.90	06/07/2018	USD	16,100,000	(68,279)	(116,618)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	2.70	03/29/2019	USD	9,710,000	(48,550)	(48,849)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(32,150)

Total								$(382,876)	$(235,609)

CENTRALLY CLEARED SWAP AGREEMENTS: (H)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	1.73%	08/31/2046	USD	215,000	$(42,531)	$(37,686)	$(4,845)
3-Month USD-LIBOR	Pay	1.86	01/09/2020	USD	9,530,000	15,677	—	15,677
3-Month USD-LIBOR	Pay	2.05	08/31/2021	USD	10,270,000	1,461	—	1,461
3-Month USD-LIBOR	Pay	2.45	11/15/2026	USD	1,330,000	(2,331)	—	(2,331)
3-Month USD-LIBOR	Receive	2.68	01/07/2027	USD	2,270,000	(10,115)	—	(10,115)
6-Month GBP-LIBOR	Pay	1.61	02/15/2047	GBP	4,075,000	(257,117)	151	(257,268)
1-Year OIS Federal Funds Rate	Pay	1.68	08/31/2021	USD	2,940,000	9,193	—	9,193

Total						$(285,763)	$(37,535)	$(248,228)

OVER-THE-COUNTER SWAP AGREEMENTS: (F)

Interest Rate Swap Agreements

Floating Rate Index	Counterparty	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	Pay	1.47%	03/15/2027	EUR	490,000	$(7,447)	$—	$(7,447)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	Receive	1.97	03/15/2047	EUR	490,000	25,909	—	25,909
U.K. RPI All Items Monthly	CITI	Receive	3.53	02/15/2027	GBP	3,245,000	24,026	—	24,026
U.K. RPI All Items Monthly	DUB	Pay	3.57	03/15/2047	GBP	355,000	(20,095)	—	(20,095)
U.K. RPI All Items Monthly	CITI	Receive	3.61	02/15/2047	GBP	2,265,000	213,086	—	213,086

Total							$235,479	$—	$235,479

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(155)	12/17/2018	$7,516	$—
2-Year U.S. Treasury Note	Short	(62)	06/30/2017	6,288	—
5-Year U.S. Treasury Note	Long	250	06/30/2017	13,159	—
10-Year Australia Treasury Bond	Short	(4)	06/15/2017	—	(8,843)
10-Year U.S. Treasury Bond	Short	(7)	06/21/2017	1,358	—
10-Year U.S. Treasury Note	Short	(36)	06/21/2017	—	(1,689)
Euro OAT	Long	36	06/08/2017	6,257	—
Euro-BTP Italy Government Bond	Long	27	06/08/2017	—	(640)
Euro-BTP Italy Government Bond	Short	(200)	06/08/2017	—	(10,550)
German Euro Bund	Short	(49)	06/08/2017	—	(12,721)
German Euro Schatz	Short	(108)	06/08/2017	7,871	—
U.K. Gilt	Short	(25)	06/28/2017	—	(30,093)
U.S. Treasury Bond	Short	(13)	06/21/2017	13,422	—
U.S. Treasury Bond	Short	(54)	06/21/2017	—	(22,540)

Total				$55,871	$(87,076)

FORWARD FOREIGN CURRENCY CONTRACTS: (F)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	04/05/2017	AUD	497,000	USD	379,236	$436	$—
ANZ	04/05/2017	USD	279,960	NZD	398,000	999	—
BCLY	04/05/2017	USD	693,724	EUR	645,631	4,817	—
BCLY	04/05/2017	USD	1,781,872	GBP	1,433,000	—	(13,739)
BOA	04/05/2017	USD	619,084	EUR	578,060	3,712	(1,435)
CBA	05/08/2017	GBP	524,723	USD	659,943	—	(1,930)
CITI	04/05/2017	USD	380,901	AUD	497,000	1,229	—
CITI	05/08/2017	GBP	970,000	USD	1,212,912	3,488	—
CITI	05/08/2017	USD	519,398	GBP	415,000	—	(1,021)
CSI	04/05/2017	USD	128,641	EUR	119,000	1,664	—
DUB	05/08/2017	GBP	4,715,277	USD	5,906,928	12,049	(5,923)
GSB	04/05/2017	USD	204,050	EUR	193,000	—	(1,886)
HSBC	04/05/2017	USD	7,554	EUR	7,000	85	—
HSBC	04/18/2017	USD	205,107	EUR	191,000	1,185	—
HSBC	05/08/2017	USD	12,159,540	GBP	9,705,000	—	(10,727)
MSCS	04/05/2017	USD	207,402	EUR	196,000	—	(1,736)
MSCS	05/08/2017	GBP	2,955,000	USD	3,697,987	7,643	—
NAB	04/05/2017	USD	2,837,330	NZD	3,944,867	72,345	—
RBS	05/08/2017	GBP	935,000	USD	1,171,756	753	—
SSB	04/05/2017	GBP	107,000	USD	131,527	2,549	—
SSB	04/05/2017	USD	299,834	EUR	282,000	—	(1,068)
SSB	04/18/2017	USD	9,702	EUR	9,000	93	—

Total						$113,047	$(39,465)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$7,168,766	$—	$7,168,766
U.S. Government Obligations	—	232,212,019	—	232,212,019
Exchange-Traded Options Purchased	43,469	—	—	43,469
Over-the-Counter Foreign Exchange Options Purchased	—	66,345	—	66,345
Over-the-Counter Interest Rate Swaptions Purchased	—	420,341	—	420,341
Short-Term Investment Company	1,576,999	—	—	1,576,999

Total Investments	$1,620,468	$239,867,471	$—	$241,487,939

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$26,331	$—	$26,331
Over-the-Counter Interest Rate Swap Agreements	—	263,021	—	263,021
Futures Contracts (J)	55,871	—	—	55,871
Forward Foreign Currency Contracts (J)	—	113,047	—	113,047

Total Other Financial Instruments	$55,871	$402,399	$—	$458,270

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(6,250)	$—	$—	$(6,250)
Over-the-Counter Foreign Exchange Options Written	—	(33,784)	—	(33,784)
Over-the-Counter Inflation-Capped Options Written	—	(200)	—	(200)
Over-the-Counter Interest Rate Swaptions Written	—	(235,609)	—	(235,609)
Centrally Cleared Interest Rate Swap Agreements	—	(312,094)	—	(312,094)
Over-the-Counter Interest Rate Swap Agreements	—	(27,542)	—	(27,542)
Futures Contracts (J)	(87,076)	—	—	(87,076)
Forward Foreign Currency Contracts (J)	—	(39,465)	—	(39,465)

Total Other Financial Instruments	$(93,326)	$(648,694)	$—	$(742,020)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2017.
(C)	Percentage rounds to less than 0.01% or (0.01)%.
(D)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the total value of Regulation S securities is $7,167,864, representing 3.0% of the Portfolio’s net assets.

(E)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $550,685.

(F)	Cash in the amount of $280,000 has been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(G)

Aggregate cost for federal income tax purposes is $238,966,140. Aggregate gross unrealized appreciation and depreciation for all securities is $4,180,281 and $1,658,482, respectively. Net unrealized appreciation for tax purposes is $2,521,799.

(H)	Cash in the amount of $950,220 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CBA	Commonwealth Bank of Australia
CITI	Citibank N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
MSCS	Morgan Stanley Capital Services Inc.
NAB	National Australia Bank
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OIS	Overnight Indexed Swap
RPI	Retail Price Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 0.9%
General Dynamics Corp.	2,829	$ 529,589
L3 Technologies, Inc.	1,073	177,356
Northrop Grumman Corp.	1,177	279,938
Textron, Inc.	1,097	52,206
United Technologies Corp.	3,548	398,121

		1,437,210

Air Freight & Logistics - 0.1%
FedEx Corp.	470	91,721
United Parcel Service, Inc., Class B	771	82,728

		174,449

Airlines - 0.5%
Delta Air Lines, Inc.	6,705	308,162
United Continental Holdings, Inc. (A)	6,029	425,888

		734,050

Auto Components - 0.3%
Delphi Automotive PLC, Class A	3,673	295,640
Lear Corp.	681	96,416

		392,056

Automobiles - 0.3%
Ford Motor Co.	4,128	48,050
General Motors Co.	11,410	403,457

		451,507

Banks - 3.6%
Bank of America Corp.	68,497	1,615,844
BB&T Corp.	4,090	182,823
Citigroup, Inc.	25,179	1,506,208
KeyCorp	19,736	350,906
PNC Financial Services Group, Inc.	950	114,228
Regions Financial Corp.	8,382	121,790
SVB Financial Group (A)	475	88,393
Wells Fargo & Co.	28,824	1,604,344
Zions Bancorporation	1,648	69,216

		5,653,752

Beverages - 1.9%
Coca-Cola Co.	11,702	496,633
Constellation Brands, Inc., Class A	3,205	519,434
Dr Pepper Snapple Group, Inc.	838	82,057
Molson Coors Brewing Co., Class B	5,622	538,082
PepsiCo, Inc.	12,419	1,389,189

		3,025,395

Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (A)	2,045	247,936
Biogen, Inc. (A)	2,432	664,958
BioMarin Pharmaceutical, Inc. (A)	449	39,413
Celgene Corp. (A)	6,065	754,668
Gilead Sciences, Inc.	8,633	586,353
Vertex Pharmaceuticals, Inc. (A)	2,472	270,313

		2,563,641

	Shares	Value
COMMON STOCKS (continued)
Building Products - 0.4%
Allegion PLC	3,099	$ 234,595
Johnson Controls International PLC	1,994	83,987
Lennox International, Inc.	290	48,517
Masco Corp.	7,382	250,914

		618,013

Capital Markets - 2.0%
Ameriprise Financial, Inc.	740	95,963
Bank of New York Mellon Corp.	11,841	559,251
BlackRock, Inc., Class A	335	128,476
Charles Schwab Corp.	15,031	613,415
Goldman Sachs Group, Inc.	406	93,266
Intercontinental Exchange, Inc.	6,418	384,246
Morgan Stanley	18,721	802,008
State Street Corp.	3,238	257,777
TD Ameritrade Holding Corp.	3,220	125,129

		3,059,531

Chemicals - 1.2%
Dow Chemical Co.	5,159	327,803
E.I. du Pont de Nemours & Co.	9,855	791,652
Eastman Chemical Co.	6,327	511,222
Mosaic Co.	9,511	277,531

		1,908,208

Communications Equipment - 0.2%
Cisco Systems, Inc.	10,781	364,398

Construction & Engineering - 0.1%
Fluor Corp.	1,698	89,349

Construction Materials - 0.0% (B)
Martin Marietta Materials, Inc.	278	60,673

Consumer Finance - 0.6%
American Express Co.	2,710	214,388
Capital One Financial Corp.	4,585	397,336
Discover Financial Services	5,031	344,070

		955,794

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	3,345	177,118
Sealed Air Corp., Class A	1,795	78,226
WestRock Co.	4,353	226,486

		481,830

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	7,980	1,330,106
Voya Financial, Inc.	122	4,631

		1,334,737

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	23,384	971,605
CenturyLink, Inc.	2,377	56,026
Verizon Communications, Inc.	8,782	428,123

		1,455,754

Electric Utilities - 1.4%
Edison International	6,236	496,448
NextEra Energy, Inc.	5,643	724,392
PG&E Corp.	6,927	459,676
Pinnacle West Capital Corp.	2,290	190,940
Xcel Energy, Inc.	8,566	380,758

		2,252,214

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.3%
Eaton Corp. PLC	6,092	$ 451,722

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	7,882	587,603

Energy Equipment & Services - 0.4%
Halliburton Co.	4,071	200,334
Schlumberger, Ltd.	5,170	403,777

		604,111

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	2,069	379,868
Brixmor Property Group, Inc.	2,039	43,757
Camden Property Trust	330	26,552
Equinix, Inc.	604	241,823
Essex Property Trust, Inc.	370	85,666
HCP, Inc.	4,630	144,826
Kimco Realty Corp.	6,938	153,260
Liberty Property Trust, Series C	1,831	70,585
Macerich Co., Class A	269	17,324
Prologis, Inc., Class A	4,495	233,201
Public Storage	716	156,740
Regency Centers Corp.	979	64,996
Simon Property Group, Inc.	1,586	272,840
SL Green Realty Corp.	1,178	125,598
Spirit Realty Capital, Inc.	3,621	36,681
STORE Capital Corp.	3,744	89,407

		2,143,124

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	3,343	560,588
CVS Health Corp.	1,270	99,695
Kroger Co.	4,215	124,300
Wal-Mart Stores, Inc.	1,139	82,099
Walgreens Boots Alliance, Inc.	8,813	731,920

		1,598,602

Food Products - 0.8%
Archer-Daniels-Midland Co.	3,445	158,608
J.M. Smucker, Co.	286	37,489
Kraft Heinz Co.	3,776	342,898
Mondelez International, Inc., Class A	16,115	694,234

		1,233,229

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	11,640	516,932
Becton Dickinson and Co.	1,012	185,641
Boston Scientific Corp. (A)	24,481	608,843
Cooper Cos., Inc.	243	48,573
Danaher Corp.	2,753	235,464
Zimmer Biomet Holdings, Inc., Class A	1,124	137,252

		1,732,705

Health Care Providers & Services - 1.5%
Aetna, Inc.	4,071	519,256
Cigna Corp.	1,156	169,342
HCA Holdings, Inc. (A)	588	52,326
Humana, Inc., Class A	1,743	359,302
UnitedHealth Group, Inc.	7,788	1,277,310

		2,377,536

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	2,710	$ 265,878
Starbucks Corp.	10,528	614,730
Yum! Brands, Inc.	144	9,202

		889,810

Household Durables - 0.3%
D.R. Horton, Inc.	4,581	152,593
Newell Brands, Inc.	1,005	47,406
PulteGroup, Inc.	6,902	162,542
Toll Brothers, Inc. (A)	1,480	53,443

		415,984

Household Products - 1.0%
Kimberly-Clark Corp.	4,650	612,080
Procter & Gamble Co.	10,392	933,721

		1,545,801

Industrial Conglomerates - 1.7%
General Electric Co.	47,417	1,413,027
Honeywell International, Inc.	9,222	1,151,551

		2,564,578

Insurance - 1.6%
American International Group, Inc.	6,596	411,788
Arthur J. Gallagher & Co.	5,453	308,313
Chubb, Ltd.	4,195	571,569
Everest Re Group, Ltd.	363	84,873
Hartford Financial Services Group, Inc.	1,840	88,449
MetLife, Inc.	16,160	853,571
XL Group, Ltd.	3,532	140,785

		2,459,348

Internet & Catalog Retail - 0.0% (B)
TripAdvisor, Inc. (A)	1,060	45,750

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (A)	1,973	1,749,143

Internet Software & Services - 3.1%
Alphabet, Inc., Class A (A)	1,696	1,437,869
Alphabet, Inc., Class C (A)	1,781	1,477,446
Facebook, Inc., Class A (A)	13,464	1,912,561

		4,827,876

IT Services - 2.3%
Accenture PLC, Class A	10,075	1,207,791
Automatic Data Processing, Inc.	900	92,151
Cognizant Technology Solutions Corp., Class A (A)	2,176	129,516
Fidelity National Information Services, Inc.	5,566	443,165
International Business Machines Corp.	840	146,278
Mastercard, Inc., Class A	580	65,233
Vantiv, Inc., Class A (A)	1,453	93,166
Visa, Inc., Class A	13,553	1,204,455
WEX, Inc. (A)	1,613	166,945

		3,548,700

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	3,349	177,062
Illumina, Inc. (A)	1,409	240,432
Thermo Fisher Scientific, Inc.	1,736	266,649

		684,143

Machinery - 1.1%
Cummins, Inc.	1,423	215,158
Deere & Co.	800	87,088

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	672	$ 40,468
Ingersoll-Rand PLC	3,017	245,342
PACCAR, Inc.	3,026	203,347
Parker-Hannifin Corp.	629	100,841
Pentair PLC	600	37,668
Snap-on, Inc.	1,625	274,089
Stanley Black & Decker, Inc.	4,290	570,012

		1,774,013

Media - 2.8%
Charter Communications, Inc., Class A (A)	2,544	832,702
Comcast Corp., Class A	29,502	1,108,980
DISH Network Corp., Class A (A)	4,938	313,514
Sirius XM Holdings, Inc. (C)	20,459	105,364
Time Warner, Inc.	3,489	340,910
Twenty-First Century Fox, Inc., Class A	32,394	1,049,242
Walt Disney Co.	5,672	643,148

		4,393,860

Metals & Mining - 0.1%
Alcoa Corp.	1,970	67,768
Newmont Mining Corp.	2,203	72,611

		140,379

Multi-Utilities - 0.5%
Ameren Corp.	6,910	377,217
CMS Energy Corp.	5,701	255,063
NiSource, Inc., Class B	4,170	99,204

		731,484

Multiline Retail - 0.2%
Dollar General Corp.	3,667	255,700
Macy’s, Inc.	1,490	44,163

		299,863

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp., Class A	5,720	354,640
Apache Corp.	1,805	92,759
Cabot Oil & Gas Corp.	8,445	201,920
Chevron Corp.	6,788	728,827
Concho Resources, Inc. (A)	1,306	167,612
Diamondback Energy, Inc. (A)	3,629	376,382
EOG Resources, Inc.	6,005	585,788
EQT Corp.	4,388	268,107
Exxon Mobil Corp.	16,719	1,371,125
Kinder Morgan, Inc.	6,930	150,658
Marathon Petroleum Corp.	1,548	78,236
Occidental Petroleum Corp.	6,344	401,956
Pioneer Natural Resources Co.	3,453	643,052
Valero Energy Corp.	2,106	139,607

		5,560,669

Pharmaceuticals - 3.6%
Allergan PLC	3,542	846,255
Bristol-Myers Squibb Co.	16,164	878,998
Eli Lilly & Co.	9,226	775,999
Johnson & Johnson	7,538	938,858
Merck & Co., Inc.	8,685	551,845
Pfizer, Inc.	44,805	1,532,779

		5,524,734

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	1,721	$ 252,849
Norfolk Southern Corp.	1,460	163,476
Union Pacific Corp.	9,614	1,018,315

		1,434,640

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc., Class A	9,207	754,514
Broadcom, Ltd.	5,218	1,142,533
Lam Research Corp.	866	111,160
Microchip Technology, Inc.	2,150	158,627
NVIDIA Corp.	1,290	140,520
QUALCOMM, Inc.	840	48,165
Texas Instruments, Inc.	12,615	1,016,264

		3,371,783

Software - 2.8%
Adobe Systems, Inc. (A)	8,400	1,093,092
Microsoft Corp.	46,732	3,077,770
Oracle Corp.	2,410	107,510
Snap, Inc., Class A (A) (C)	2,300	51,819
Workday, Inc., Class A (A)	1,097	91,358

		4,421,549

Specialty Retail - 2.4%
AutoZone, Inc. (A)	40	28,922
Best Buy Co., Inc.	3,600	176,940
Home Depot, Inc.	8,053	1,182,422
Lowe’s Cos., Inc.	10,302	846,928
O’Reilly Automotive, Inc. (A)	1,437	387,760
Ross Stores, Inc.	3,359	221,257
TJX Cos., Inc.	10,714	847,263

		3,691,492

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	25,915	3,722,949
Hewlett Packard Enterprise Co.	4,122	97,691
HP, Inc.	23,670	423,220

		4,243,860

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	3,940	219,576
PVH Corp.	363	37,560

		257,136

Tobacco - 0.8%
Altria Group, Inc.	3,960	282,823
Philip Morris International, Inc.	6,860	774,494
Reynolds American, Inc., Class A	3,725	234,750

		1,292,067

Wireless Telecommunication Services - 0.0% (B)
T-Mobile US, Inc. (A)	928	59,940

Total Common Stocks (Cost $81,310,824)		93,669,795

PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII
7.41% (D)	3,392	90,397

Capital Markets - 0.0% (B)
State Street Corp.
Series D, 5.90% (D)	1,536	41,411

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (B)
SCE Trust III
Series H, 5.75% (D)	320	$ 8,704

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (A) (D)	14,925	93,281
Federal National Mortgage Association
Series O, 0.00% (A) (D) (E)	600	6,750
Series S, 8.25% (A) (D)	10,800	71,172

		171,203

Total Preferred Stocks (Cost $814,042)		311,715

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (F)	$ 200,000	199,517
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (F)	100,000	99,985
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.45% (D), 07/18/2027 (F)	235,000	235,479
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (F)	99,092	97,754
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (F)	110,000	109,157
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
2.18% (D), 04/20/2026 (F)	235,000	234,281
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (F)	185,539	181,368
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (F)	76,700	76,065
Series 2016-1A, Class A,
2.25%, 12/20/2033 (F)	89,829	88,517
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (F)	100,000	99,335
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (F)	196,565	202,703
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (F)	300,000	298,394
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.55% (D), 04/17/2027 (F)	220,000	220,254
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (F)	290,000	289,828
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.53% (D), 07/20/2027 (F)	250,000	250,115

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (F)	$ 380,000	$ 381,181
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (F)	23,186	23,229
Series 2014-1A, Class A,
2.07%, 03/20/2030 (F)	52,700	52,649
Series 2014-2A, Class A,
2.05%, 06/20/2031 (F)	45,515	45,443
Series 2015-1A, Class A,
2.40%, 03/22/2032 (F)	37,472	37,567
Series 2015-1A, Class B,
3.05%, 03/22/2032 (F)	39,101	39,323
Series 2016-2A, Class A,
2.33%, 07/20/2033 (F)	72,768	72,755
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (F)	45,049	44,947
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (F)	139,104	134,624
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (F)	130,374	131,173
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (F)	206,935	206,741
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.86% (D), 10/15/2018 (F)	290,000	289,742
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (F)	85,306	84,960

Total Asset-Backed Securities (Cost $4,248,799)		4,227,086

CORPORATE DEBT SECURITIES - 15.5%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	57,868
5.10%, 01/15/2044	49,000	52,735

		110,603

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	130,183	127,342
3.70%, 04/01/2028	159,371	160,168
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	251,406	290,374
United Airlines Pass-Through Trust
3.75%, 03/03/2028	274,136	278,270

		856,154

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	105,000	104,412

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026	150,000	152,959
General Motors Co.
4.88%, 10/02/2023	30,000	32,007
6.25%, 10/02/2043	20,000	22,027

		206,993

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.9%
Bank of America Corp.
3.30%, 01/11/2023, MTN	$ 121,000	$ 121,751
4.10%, 07/24/2023	60,000	62,848
4.45%, 03/03/2026, MTN	45,000	46,150
5.75%, 12/01/2017	75,000	76,978
Bank One Corp.
8.00%, 04/29/2027	65,000	84,927
Barclays Bank PLC
10.18%, 06/12/2021 (F)	390,000	489,076
BNP Paribas SA
6.75% (D), 03/14/2022 (C) (F) (G)	200,000	202,250
Branch Banking & Trust Co.
3.80%, 10/30/2026	110,000	114,268
Citigroup, Inc.
1.70%, 04/27/2018	203,000	203,086
2.48% (D), 09/01/2023	165,000	169,669
6.68%, 09/13/2043	20,000	25,464
Commerzbank AG
8.13%, 09/19/2023 (F)	255,000	298,636
Cooperatieve Rabobank UA
11.00% (D), 06/30/2019 (F) (G)	405,000	472,837
Discover Bank
3.45%, 07/27/2026	250,000	239,984
First Horizon National Corp.
3.50%, 12/15/2020	110,000	113,027
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (F)	65,000	61,148
JPMorgan Chase & Co.
2.55%, 10/29/2020	248,000	249,105
3.25%, 09/23/2022	239,000	243,362
4.85%, 02/01/2044	20,000	22,103
6.75% (D), 02/01/2024 (G)	13,000	14,332
Nordea Bank AB
4.25%, 09/21/2022 (F)	470,000	489,254
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	68,705
6.40%, 10/21/2019	60,000	65,378
Toronto-Dominion Bank
3.63% (D), 09/15/2031	150,000	146,887
Wells Fargo & Co.
2.13%, 04/22/2019	95,000	95,362
4.10%, 06/03/2026, MTN	137,000	139,875
4.13%, 08/15/2023	92,000	96,367
5.38%, 11/02/2043	67,000	74,612
5.90% (D), 06/15/2024 (G)	43,000	44,896

		4,532,337

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	27,000	27,302
4.90%, 02/01/2046	194,000	209,660
Constellation Brands, Inc.
3.70%, 12/06/2026	52,000	51,947
Molson Coors Brewing Co.
2.10%, 07/15/2021	130,000	126,945
3.00%, 07/15/2026	64,000	60,860
4.20%, 07/15/2046	21,000	19,665
Pernod Ricard SA
5.75%, 04/07/2021 (F)	300,000	333,680

		830,059

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	128,000	123,043

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
4.40%, 05/01/2045	$ 31,000	$ 30,090
Biogen, Inc.
4.05%, 09/15/2025	110,000	113,986
Celgene Corp.
5.00%, 08/15/2045	226,000	236,558
Gilead Sciences, Inc.
2.95%, 03/01/2027	149,000	141,313
4.15%, 03/01/2047	31,000	28,910

		673,900

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	211,413
7.30%, 06/28/2019	160,000	177,908
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	80,000	80,327
Deutsche Bank AG
2.36% (D), 08/20/2020	70,000	70,350
6.00%, 09/01/2017	55,000	55,909
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	155,000	174,356
6.25%, 02/01/2041	20,000	25,117
6.75%, 10/01/2037	75,000	92,545
Macquarie Group, Ltd.
6.25%, 01/14/2021 (F)	230,000	255,439
Morgan Stanley
5.00%, 11/24/2025	220,000	236,232
5.75%, 01/25/2021	280,000	310,816
Oaktree Capital Management, LP
6.75%, 12/02/2019 (F)	175,000	193,789
State Street Corp.
2.13% (D), 06/01/2077	11,000	9,639
UBS AG
7.63%, 08/17/2022	250,000	289,050
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (F)	200,000	202,866

		2,385,756

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	63,193
Monsanto Co.
4.40%, 07/15/2044	110,000	106,913

		170,106

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (F)	140,000	142,712
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (F)	200,000	199,815

		342,527

Communications Equipment - 0.2%
Harris Corp.
5.55%, 10/01/2021	205,000	227,641

Construction & Engineering - 0.1%
SBA Tower Trust
2.24%, 04/15/2043 (F)	65,000	65,008
2.88%, 07/15/2046 (F)	58,000	57,659

		122,667

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.3%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (F)	$ 200,000	$ 200,218
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	200,000	206,521

		406,739

Consumer Finance - 0.3%
Ally Financial, Inc.
3.50%, 01/27/2019	60,000	60,450
4.13%, 03/30/2020	120,000	122,400
American Express Co.
4.05%, 12/03/2042	50,000	49,026
BMW US Capital LLC
2.80%, 04/11/2026 (F)	82,857	79,548
Discover Financial Services
3.75%, 03/04/2025	193,000	189,336

		500,760

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	96,000	104,275
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	64,814	66,596

		170,871

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	15,000	15,024

Diversified Financial Services - 0.0%
Kaupthing ehf
7.63%, 02/28/2020 (F) (H) (I) (J)	710,000	—	(K)

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.00%, 06/30/2022	255,000	253,673
3.40%, 05/15/2025	130,000	125,570
4.35%, 06/15/2045	70,000	61,613
4.60%, 02/15/2021	67,000	71,278
5.00%, 03/01/2021	34,000	36,682
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (F)	40,000	39,487
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (C)	54,000	51,503
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	25,350
Verizon Communications, Inc.
3.45%, 03/15/2021	70,000	71,898
4.50%, 09/15/2020	42,000	44,704
5.15%, 09/15/2023	155,000	170,593
5.50%, 03/16/2047	187,000	196,003

		1,148,354

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	110,000	111,211
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	49,067
8.88%, 11/15/2018	9,000	9,971
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	226,000	204,334
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	63,658

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Jersey Central Power & Light Co.
7.35%, 02/01/2019	$ 35,000	$ 38,110
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (F)	65,000	69,346
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,786
5.30%, 06/01/2042	25,000	29,748
PacifiCorp
3.60%, 04/01/2024	130,000	134,937
5.75%, 04/01/2037	25,000	30,553

		753,721

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (F)	100,000	102,253
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	34,421
Weatherford International, Ltd.
5.95%, 04/15/2042	35,000	30,450

		167,124

Equity Real Estate Investment Trusts - 0.9%
CBL & Associates, LP
5.25%, 12/01/2023 (C)	144,000	140,381
EPR Properties
4.50%, 04/01/2025	225,000	224,744
HCP, Inc.
3.40%, 02/01/2025	85,000	82,395
Hospitality Properties Trust
5.00%, 08/15/2022	174,000	185,338
Kilroy Realty, LP
4.25%, 08/15/2029	265,000	268,530
Realty Income Corp.
3.88%, 07/15/2024	190,000	195,183
Simon Property Group, LP
3.38%, 10/01/2024	280,000	282,239
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	60,000	60,192

		1,439,002

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.13%, 06/01/2021	182,000	178,520
5.30%, 12/05/2043	14,000	15,651
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	40,999
4.30%, 04/22/2044	60,000	63,351
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	135,000	138,498

		437,019

Food Products - 0.2%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	129,000	124,679
Kraft Heinz Foods Co.
4.38%, 06/01/2046	44,000	41,290
4.88%, 02/15/2025 (F)	75,000	80,173
Tyson Foods, Inc.
3.95%, 08/15/2024	68,000	69,344

		315,486

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	83,553	83,448

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.
2.68%, 12/15/2019	$ 70,000	$ 70,997
Boston Scientific Corp.
2.65%, 10/01/2018	56,000	56,552
Medtronic, Inc.
4.63%, 03/15/2045	117,000	125,624

		336,621

Health Care Providers & Services - 0.2%
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,058
2.30%, 07/15/2018	104,000	104,463
3.30%, 01/15/2023	25,000	25,215
3.70%, 08/15/2021	8,000	8,287
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	73,057
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	57,716
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	19,750

		364,546

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	94,000	98,940

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (G)	555,000	585,525
6.88%, 01/10/2039, MTN	20,000	28,400

		613,925

Insurance - 0.7%
American International Group, Inc.
8.18% (D), 05/15/2068	26,000	33,800
CNA Financial Corp.
5.88%, 08/15/2020	90,000	99,836
Enstar Group, Ltd.
4.50%, 03/10/2022	46,000	46,579
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	63,362
Lincoln National Corp.
8.75%, 07/01/2019	46,000	52,508
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (F)	195,000	195,003
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	80,000	81,282
Pacific Life Insurance Co.
9.25%, 06/15/2039 (F)	126,000	195,857
Reinsurance Group of America, Inc.
3.80% (D), 12/15/2065	291,000	266,265

		1,034,492

IT Services - 0.0% (B)
Mastercard, Inc.
3.38%, 04/01/2024	33,000	34,124

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	133,000	134,122
2.95%, 09/19/2026	76,000	72,361

		206,483

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (F)	$ 200,000	$ 196,448

Media - 0.3%
CBS Corp.
5.75%, 04/15/2020	85,000	93,318
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	104,000
Comcast Corp.
5.88%, 02/15/2018	116,000	120,406
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	143,915
4.45%, 01/15/2043	47,000	47,312

		508,951

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (C)	44,000	46,725
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (C)	45,000	41,383
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	3,000	3,022

		91,130

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,703
4.88%, 03/01/2044	33,000	35,137
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	140,000	140,386

		198,226

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	68,000	75,465
Apache Corp.
4.25%, 01/15/2044	15,000	14,070
4.75%, 04/15/2043	22,000	21,961
BP Capital Markets PLC
3.12%, 05/04/2026	150,000	146,791
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	36,238
EnLink Midstream Partners, LP
4.85%, 07/15/2026	47,000	48,498
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	88,504
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	150,571
3.04%, 03/01/2026	60,000	59,993
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	45,687
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	59,029
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	117,000	118,536
Laredo Petroleum, Inc.
7.38%, 05/01/2022	60,000	62,250
Murphy Oil Corp.
3.50%, 12/01/2017	61,000	61,000
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,698
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	24,437
8.25%, 03/01/2019	47,000	52,282

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV
6.25%, 03/17/2024	$ 70,000	$ 71,785
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	100,000	99,022
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 (F)	130,000	128,416
Shell International Finance BV
2.50%, 09/12/2026 (C)	130,000	122,639
3.75%, 09/12/2046	39,000	35,865
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	37,000	38,444
4.63%, 03/01/2034	35,000	36,651
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	81,674
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,773
7.88%, 09/01/2021	33,000	38,033
Williams Partners, LP
5.40%, 03/04/2044	35,000	35,705

		1,778,017

Pharmaceuticals - 0.1%
Actavis Funding SCS
3.80%, 03/15/2025	127,000	128,159

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (F)	106,596	105,859
7.13%, 10/15/2020 (F)	153,000	175,115
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,239
3.75%, 04/01/2024	12,000	12,639

		311,852

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	190,000	193,055
KLA-Tencor Corp.
4.13%, 11/01/2021	155,000	162,279

		355,334

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	140,000	142,149

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
2.85%, 02/23/2023	240,000	242,271
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (F)	115,000	125,371
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	185,000	190,250
HP, Inc.
3.75%, 12/01/2020	11,000	11,445

		569,337

Tobacco - 0.1%
Reynolds American, Inc.
4.45%, 06/12/2025	47,000	49,473
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	105,000	118,378

		167,851

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	$ 115,000	$ 135,723

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	201,509
Crown Castle Towers LLC
3.22%, 05/15/2042 (F)	42,000	42,640
4.88%, 08/15/2040 (F)	155,000	164,978
6.11%, 01/15/2040 (F)	335,000	362,726
Sprint Communications, Inc.
9.00%, 11/15/2018 (F)	95,000	103,431
Sprint Corp.
7.88%, 09/15/2023	45,000	49,838
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,013
6.73%, 04/28/2022	15,000	15,519
6.84%, 04/28/2023	5,000	5,350

		951,004

Total Corporate Debt Securities (Cost $23,971,128)		24,140,567

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Indonesia - 0.1%
Indonesia Government International Bond
5.38%, 10/17/2023 (F)	225,000	248,799

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	110,000	113,300

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025 (C)	100,000	129,500

Republic of Korea - 0.1%
Korea Development Bank
3.50%, 08/22/2017	200,000	201,426

Total Foreign Government Obligations (Cost $666,491)		693,025

MORTGAGE-BACKED SECURITIES - 4.1%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	210,012	148,177
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (F)	150,000	157,775
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (F)	140,000	138,960
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (F)	315,000	303,448
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (F)	245,000	256,012
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	41,425	41,784
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2,
1.19% (D), 12/25/2046	90,315	69,204

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	$ 45,000	$ 46,991
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	68,845
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	156,535
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA,
0.80% (D), 01/12/2030 (F)	1,152,544	4,066
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (F)	209,993	212,125
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (F)	4,845	4,841
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,640
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (F)	100,000	101,819
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (F)	100,000	102,783
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	47,271
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (F)	100,000	101,020
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (F)	132,000	131,344
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	35,000	35,414
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (F)	225,000	228,317
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
2.85% (D), 08/26/2036 (F)	118,281	116,945
CSMC Trust
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (F)	38,414	38,361
Series 2010-RR2, Class 2A,
5.96% (D), 09/15/2039 (F)	28,339	28,313
Series 2014-4R, Class 21A1,
1.11% (D), 12/27/2035 (F)	214,795	207,428
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.73% (D), 03/18/2035	138,083	134,177
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (F)	100,000	97,997
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (F)	285,000	284,554
Impac CMB Trust
Series 2004-6, Class 1A1,
1.78% (D), 10/25/2034	74,083	70,929
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.95% (D), 08/25/2037	175,453	138,740

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	$ 64,906	$ 65,350
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	5,106	5,109
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.00% (D), 05/26/2037 (F)	131,281	131,222
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A,
6.01% (D), 07/15/2044	8,056	8,086
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.17% (D), 09/15/2045	30,000	30,663
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.62% (D), 10/25/2028	46,119	45,087
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.84% (D), 06/12/2050	32,482	32,580
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (F)	100,000	98,138
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	6,706	6,691
Series 2007-IQ15, Class AM,
5.94% (D), 06/11/2049	55,000	55,335
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A,
2.00%, 07/27/2049 (F)	5,559	5,560
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (F)	253,687	249,970
Motel 6 Trust
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (F)	545,000	548,228
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (F)	135,049	140,307
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (F)	54,846	56,052
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (F)	146,063	149,347
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (F)	103,504	104,428
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (F)	195,000	201,798
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (F)	130,000	122,533
SCG Trust
Series 2013-SRP1, Class A,
2.56% (D), 11/15/2026 (F)	100,000	99,811
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.68% (D), 01/19/2034	101,347	97,714
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (F)	186,857	188,138
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (F)	157,012	157,113
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (F)	147,390	147,487

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (F)	$ 225,000	$ 229,372

Total Mortgage-Backed Securities (Cost $6,545,731)		6,471,934

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	20,774
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	77,218
7.60%, 11/01/2040	60,000	89,513
7.95%, 03/01/2036	175,000	201,609
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	10,000	9,875

		398,989

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	11,371

Illinois - 0.0% (B)
State of Illinois, General Obligation Unlimited,
5.10%, 06/01/2033	55,000	50,109

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	16,000	23,026

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	20,181
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	15,000	19,354
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	11,936
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	22,733

		74,204

Total Municipal Government Obligations (Cost $555,553)		557,699

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
3.64% (D), 02/01/2041	18,688	19,829
5.50%, 06/01/2041	32,767	36,332

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
Zero Coupon, 10/09/2019	$ 190,000	$ 181,351
2.50%, TBA (L)	537,000	537,252
3.00%, TBA (L)	4,284,000	4,287,306
3.30% (D), 03/01/2041	14,369	15,203
3.33% (D), 10/25/2023	55,000	57,597
3.50%, 11/01/2028 - 01/01/2029	129,281	135,602
3.50%, TBA (L)	2,592,000	2,654,229
3.52% (D), 03/01/2041	7,170	7,547
4.00%, 10/01/2025 - 06/01/2042	82,102	86,501
4.00%, TBA (L)	585,000	613,610
4.50%, 02/01/2025 - 06/01/2026	124,265	130,915
5.00%, 04/01/2039 - 11/01/2039	275,401	305,328
5.00%, TBA (L)	116,000	126,749
5.50%, 09/01/2036 - 12/01/2041	398,823	454,258
6.00%, 02/01/2038 - 02/01/2041	302,368	344,312
6.50%, 05/01/2040	62,424	70,201
Government National Mortgage Association, Interest Only STRIPS
0.80% (D), 02/16/2053	217,654	11,027

Total U.S. Government Agency Obligations (Cost $10,017,440)		10,075,149

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury - 8.1%
U.S. Treasury Bond
2.25%, 08/15/2046	359,000	303,832
2.50%, 02/15/2045 - 05/15/2046	557,000	500,136
2.75%, 08/15/2042	584,500	557,238
3.00%, 05/15/2042	61,000	60,976
3.50%, 02/15/2039	392,000	431,430
3.63%, 02/15/2044	1,694,300	1,887,821
4.50%, 02/15/2036	611,000	774,872
4.75%, 02/15/2037	606,000	791,232
5.25%, 02/15/2029	807,000	1,034,630
U.S. Treasury Note
0.50%, 07/31/2017	245,000	244,770
0.88%, 04/30/2017	99,000	99,016
1.00%, 09/15/2017 - 11/30/2019	787,400	780,934
1.13%, 06/30/2021 - 09/30/2021	305,000	296,028
1.25%, 11/30/2018	502,300	502,634
1.50%, 08/15/2026	30,000	27,759
1.63%, 03/31/2019 - 05/15/2026	1,305,000	1,287,645
1.75%, 05/15/2023	1,000,000	978,320
1.88%, 11/30/2021	155,000	154,818
2.00%, 12/31/2021 - 02/15/2025	921,000	904,947
2.25%, 11/15/2024	345,400	344,550
2.50%, 08/15/2023 - 05/15/2024	595,300	606,661

		12,570,249

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	83,444	94,353
2.50%, 01/15/2029	308,383	377,019
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	896,963	918,218

		1,389,590

Total U.S. Government Obligations (Cost $14,102,485)		13,959,839

COMMERCIAL PAPER - 1.8%
Banks - 0.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.11% (M), 06/15/2017	600,000	598,637

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 1.4%
Anglesea Funding PLC
1.14% (M), 06/15/2017	$ 600,000	$ 598,600
Barton Capital Corp.
1.17% (M), 06/15/2017	510,000	508,778
Gotham Funding Corp.
1.07% (M), 06/15/2017	600,000	598,688
Victory Receivables Corp.
1.10% (M), 06/15/2017	500,000	498,875

		2,204,941

Total Commercial Paper (Cost $2,803,578)		2,803,578

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
Federal Home Loan Bank Discount Notes
0.54% (M), 04/07/2017	250,000	249,981
0.55% (M), 04/07/2017 - 05/10/2017	1,750,000	1,749,142
0.56% (M), 04/26/2017	2,035,000	2,034,102

Total Short-Term U.S. Government Agency Obligations (Cost $4,033,505)		4,033,225

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
0.49% (M), 04/20/2017	50,000	49,983
0.51% (M), 04/13/2017	350,000	349,930
0.52% (M), 04/20/2017	60,000	59,979
0.53% (M), 05/11/2017	827,000	826,372
0.54% (M), 05/11/2017	50,000	49,962
0.63% (M), 05/25/2017	30,000	29,969
0.73% (M), 06/22/2017	30,000	29,950
0.98% (M), 03/01/2018 (N)	115,000	113,949

Total Short-Term U.S. Government Obligations (Cost $1,510,298)		1,510,094

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (M)	958,099	958,099

Total Securities Lending Collateral (Cost $958,099)		958,099

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.09% (M), dated 03/31/2017, to be repurchased at $1,466,764 on 04/03/2017. Collateralized by U.S. Government Obligations, 1.00%, due 09/15/2018, and with a total value of $1,501,310.	$ 1,466,753	1,466,753

Total Repurchase Agreement (Cost $1,466,753)		1,466,753

Total Investments (Cost $153,004,726) (O)		164,878,558
Net Other Assets (Liabilities) - (5.9)%		(9,231,572)

Net Assets - 100.0%		$ 155,646,986

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 11	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	4	06/16/2017	$2,907	$—

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)		Value
ASSETS
Investments
Common Stocks	$93,669,795	$—	$—		$93,669,795
Preferred Stocks	311,715	—	—		311,715
Asset-Backed Securities	—	4,227,086	—		4,227,086
Corporate Debt Securities	—	24,140,567	—	(K)	24,140,567
Foreign Government Obligations	—	693,025	—		693,025
Mortgage-Backed Securities	—	6,471,934	—		6,471,934
Municipal Government Obligations	—	557,699	—		557,699
U.S. Government Agency Obligations	—	10,075,149	—		10,075,149
U.S. Government Obligations	—	13,959,839	—		13,959,839
Commercial Paper	—	2,803,578	—		2,803,578
Short-Term U.S. Government Agency Obligations	—	4,033,225	—		4,033,225
Short-Term U.S. Government Obligations	—	1,510,094	—		1,510,094
Securities Lending Collateral	958,099	—	—		958,099
Repurchase Agreement	—	1,466,753	—		1,466,753

Total Investments	$94,939,609	$69,938,949	$—	(K)	$164,878,558

Other Financial Instruments
Futures Contracts (R)	$2,907	$—	$—		$2,907

Total Other Financial Instruments	$2,907	$—	$—		$2,907

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $933,936. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(E)	Percentage rounds to less than 0.01% or (0.01)%.
(F)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $15,452,535, representing 9.9% of the Portfolio’s net assets.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.

(I)	Illiquid security. At March 31, 2017, value of the illiquid security is $0, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Security deemed worthless.
(L)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(M)	Rates disclosed reflect the yields at March 31, 2017.
(N)

All or a portion of the security has been segregated as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $113,949.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 12	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)

Aggregate cost for federal income tax purposes is $153,004,726. Aggregate gross unrealized appreciation and depreciation for all securities is $13,859,059 and $1,985,227, respectively. Net unrealized appreciation for tax purposes is $11,873,832.

(P)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 13	March 31, 2017 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	3,364	$ 673,608
Spirit Aerosystems Holdings, Inc., Class A	162,547	9,414,722

		10,088,330

Air Freight & Logistics - 1.3%
FedEx Corp.	48,887	9,540,298

Airlines - 3.8%
Delta Air Lines, Inc.	89,493	4,113,098
Hawaiian Holdings, Inc. (A)	137,303	6,377,724
Southwest Airlines Co.	70,386	3,783,952
Spirit Airlines, Inc. (A)	65,756	3,489,671
United Continental Holdings, Inc. (A)	152,663	10,784,114

		28,548,559

Auto Components - 1.7%
Cooper Tire & Rubber Co.	42,228	1,872,812
Dana, Inc.	76,252	1,472,426
Lear Corp.	57,496	8,140,284
Visteon Corp. (A)	14,253	1,396,081

		12,881,603

Automobiles - 1.6%
Fiat Chrysler Automobiles NV (A)	423,781	4,631,926
General Motors Co.	210,671	7,449,327

		12,081,253

Banks - 13.9%
Bank of America Corp.	1,075,378	25,368,167
BankUnited, Inc.	63,882	2,383,438
Citigroup, Inc.	345,359	20,659,375
Citizens Financial Group, Inc.	281,809	9,736,501
JPMorgan Chase & Co.	350,830	30,816,907
Popular, Inc.	110,857	4,515,206
SunTrust Banks, Inc.	200,501	11,087,705

		104,567,299

Beverages - 1.5%
PepsiCo, Inc.	98,369	11,003,556

Biotechnology - 2.8%
Amgen, Inc.	18,830	3,089,438
Biogen, Inc. (A)	5,111	1,397,450
Gilead Sciences, Inc.	128,646	8,737,636
United Therapeutics Corp. (A)	61,274	8,295,274

		21,519,798

Building Products - 1.4%
Owens Corning	166,351	10,208,961

Chemicals - 2.6%
Celanese Corp., Series A	17,907	1,608,944
Huntsman Corp.	93,410	2,292,281
LyondellBasell Industries NV, Class A	117,212	10,688,562
Trinseo SA	74,775	5,017,403

		19,607,190

Construction & Engineering - 1.1%
Quanta Services, Inc. (A)	228,174	8,467,537

Consumer Finance - 0.6%
Ally Financial, Inc.	219,469	4,461,805

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.2%
Voya Financial, Inc.	248,511	$ 9,433,478

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	328,806	13,661,889
Verizon Communications, Inc.	296,650	14,461,688

		28,123,577

Electric Utilities - 4.0%
American Electric Power Co., Inc.	174,094	11,686,930
Edison International	140,243	11,164,745
Entergy Corp., Class B	97,857	7,433,218

		30,284,893

Energy Equipment & Services - 3.8%
Dril-Quip, Inc., Class A (A) (B)	24,746	1,349,894
Ensco PLC, Class A	389,643	3,487,305
Helmerich & Payne, Inc. (B)	28,589	1,903,170
Nabors Industries, Ltd.	377,515	4,934,121
Oceaneering International, Inc.	136,105	3,685,723
Patterson-UTI Energy, Inc.	263,011	6,383,277
Rowan Cos. PLC, Class A (A)	421,990	6,574,604

		28,318,094

Equity Real Estate Investment Trusts - 4.1%
American Homes 4 Rent, Class A	64,089	1,471,483
CBL & Associates Properties, Inc. (B)	187,138	1,785,297
Hospitality Properties Trust	210,039	6,622,530
Host Hotels & Resorts, Inc.	266,238	4,968,001
Hudson Pacific Properties, Inc.	81,991	2,840,168
LaSalle Hotel Properties	216,213	6,259,366
Mack-Cali Realty Corp.	99,120	2,670,293
Piedmont Office Realty Trust, Inc., Class A	136,725	2,923,181
RLJ Lodging Trust	60,073	1,412,316

		30,952,635

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	179,977	12,972,742

Food Products - 3.2%
Bunge, Ltd.	118,782	9,414,661
Dean Foods Co.	208,593	4,100,939
Ingredion, Inc.	38,900	4,684,727
Sanderson Farms, Inc. (B)	60,756	6,308,903

		24,509,230

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	10,679	553,813

Health Care Providers & Services - 0.1%
Laboratory Corp. of America Holdings (A)	6,836	980,761

Independent Power & Renewable Electricity Producers - 1.2%
AES Corp.	804,749	8,997,094

Insurance - 10.1%
Allstate Corp.	143,463	11,690,800
American International Group, Inc.	160,238	10,003,658
Aspen Insurance Holdings, Ltd.	6,960	362,268
Assured Guaranty, Ltd.	130,308	4,835,730
Axis Capital Holdings, Ltd.	38,310	2,567,919
Everest Re Group, Ltd.	17,637	4,123,707
Hartford Financial Services Group, Inc.	87,930	4,226,795
Lincoln National Corp.	116,680	7,636,706

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	73,264	$ 7,815,804
Reinsurance Group of America, Inc., Class A	41,079	5,216,212
Travelers Cos., Inc.	90,745	10,938,402
Unum Group	150,951	7,078,092

		76,496,093

Internet Software & Services - 2.6%
eBay, Inc. (A)	289,669	9,724,188
VeriSign, Inc. (A) (B)	111,806	9,739,421

		19,463,609

Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	33,528	2,682,911

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	162,813	7,220,757

Multiline Retail - 0.1%
Big Lots, Inc. (B)	21,425	1,042,969

Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	69,155	7,425,172
CONSOL Energy, Inc. (A)	237,152	3,979,411
Exxon Mobil Corp.	246,750	20,235,967
Marathon Petroleum Corp.	157,314	7,950,649
Tesoro Corp.	101,946	8,263,743
Valero Energy Corp.	175,892	11,659,881

		59,514,823

Paper & Forest Products - 0.2%
Domtar Corp.	32,110	1,172,657

Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A	57,008	3,166,224

Pharmaceuticals - 7.9%
Johnson & Johnson	228,511	28,461,045
Merck & Co., Inc.	139,418	8,858,620
Pfizer, Inc.	656,197	22,448,499

		59,768,164

Professional Services - 0.6%
ManpowerGroup, Inc.	45,799	4,697,603

Road & Rail - 0.4%
Avis Budget Group, Inc. (A)	106,635	3,154,263

Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc., Class A	270,911	10,538,438
Intel Corp.	444,889	16,047,146
Micron Technology, Inc. (A)	96,113	2,777,666

		29,363,250

Software - 3.3%
Aspen Technology, Inc. (A)	97,113	5,721,898
Citrix Systems, Inc. (A)	4,289	357,660
Intuit, Inc.	79,037	9,167,502
Microsoft Corp.	148,761	9,797,399

		25,044,459

Specialty Retail - 0.8%
Bed Bath & Beyond, Inc.	41,190	1,625,358
Best Buy Co., Inc.	90,134	4,430,086

		6,055,444

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.4%
HP, Inc.	160,680	$ 2,872,958

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings, Ltd. (A)	83,687	3,189,312

Tobacco - 1.6%
Philip Morris International, Inc.	105,169	11,873,580

Trading Companies & Distributors - 0.2%
AerCap Holdings NV (A)	30,032	1,380,571

Total Common Stocks (Cost $644,515,185)		746,262,153

MASTER LIMITED PARTNERSHIP - 0.2%
Capital Markets - 0.2%
Lazard, Ltd., Class A	35,355	1,625,976

Total Master Limited Partnership (Cost $1,519,694)		1,625,976

SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	21,505,419	21,505,419

Total Securities Lending Collateral (Cost $21,505,419)		21,505,419

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $4,903,848 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $5,002,703.	$ 4,903,811	4,903,811

Total Repurchase Agreement (Cost $4,903,811)		4,903,811

Total Investments (Cost $672,444,109) (D)		774,297,359
Net Other Assets (Liabilities) - (2.7)%		(20,085,968)

Net Assets - 100.0%		$ 754,211,391

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$746,262,153	$—	$—	$746,262,153
Master Limited Partnership	1,625,976	—	—	1,625,976
Securities Lending Collateral	21,505,419	—	—	21,505,419
Repurchase Agreement	—	4,903,811	—	4,903,811

Total Investments	$769,393,548	$4,903,811	$—	$774,297,359

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $21,053,637. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $672,444,109. Aggregate gross unrealized appreciation and depreciation for all securities is $115,005,280 and $13,152,030, respectively. Net unrealized appreciation for tax purposes is $101,853,250.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Airlines - 1.1%
Hawaiian Holdings, Inc. (A)	14,040	$ 652,158

Auto Components - 2.8%
Fox Factory Holding Corp. (A)	30,770	883,099
Tenneco, Inc.	12,740	795,231

		1,678,330

Banks - 18.2%
Associated Banc-Corp.	36,705	895,602
Banc of California, Inc.	24,840	514,188
Berkshire Hills Bancorp, Inc.	23,360	842,128
Cathay General Bancorp	24,210	912,233
Customers Bancorp, Inc. (A)	31,785	1,002,181
Enterprise Financial Services Corp.	13,070	554,168
FB Financial Corp. (A)	18,691	660,914
First Citizens BancShares, Inc., Class A	2,510	841,779
First Merchants Corp.	18,480	726,633
Hanmi Financial Corp., Class B	22,105	679,729
Popular, Inc.	22,815	929,255
Preferred Bank	10,240	549,478
TriCo Bancshares	17,073	606,604
Valley National Bancorp	92,320	1,089,376

		10,804,268

Biotechnology - 1.0%
Retrophin, Inc. (A)	32,390	597,919

Capital Markets - 5.7%
Donnelley Financial Solutions, Inc. (A)	42,280	815,581
Evercore Partners, Inc., Class A	13,485	1,050,482
Piper Jaffray Cos.	11,180	713,843
Stifel Financial Corp. (A)	15,680	786,979

		3,366,885

Chemicals - 0.8%
Rayonier Advanced Materials, Inc. (B)	36,810	495,095

Commercial Services & Supplies - 1.5%
ACCO Brands Corp. (A)	67,080	882,102

Construction & Engineering - 2.6%
EMCOR Group, Inc.	10,330	650,273
Tutor Perini Corp. (A)	28,420	903,756

		1,554,029

Construction Materials - 1.0%
US Concrete, Inc. (A) (B)	9,140	589,987

Electric Utilities - 2.4%
Portland General Electric Co.	14,230	632,097
Spark Energy, Inc., Class A (B)	25,640	819,198

		1,451,295

Electronic Equipment, Instruments & Components - 6.7%
ePlus, Inc. (A)	8,384	1,132,259
Orbotech, Ltd. (A)	24,080	776,580
Sanmina Corp. (A)	25,070	1,017,842
Vishay Intertechnology, Inc. (B)	62,720	1,031,744

		3,958,425

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 2.1%
McDermott International, Inc. (A)	82,470	$ 556,672
Unit Corp. (A)	28,630	691,701

		1,248,373

Equity Real Estate Investment Trusts - 9.6%
CareTrust REIT, Inc.	63,785	1,072,864
Corporate Office Properties Trust	24,950	825,845
DuPont Fabros Technology, Inc.	17,960	890,636
Lexington Realty Trust	97,110	969,158
Summit Hotel Properties, Inc.	67,570	1,079,768
Xenia Hotels & Resorts, Inc.	49,925	852,220

		5,690,491

Gas Utilities - 1.2%
Southwest Gas Holdings, Inc.	8,855	734,168

Health Care Providers & Services - 1.5%
HealthSouth Corp.	20,105	860,695

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	38,000	749,740

Household Durables - 1.2%
LGI Homes, Inc. (A) (B)	21,680	735,169

Household Products - 1.6%
Central Garden & Pet Co., Class A (A)	27,614	958,758

Insurance - 3.4%
CNO Financial Group, Inc.	55,480	1,137,340
Selective Insurance Group, Inc.	18,768	884,911

		2,022,251

IT Services - 1.6%
CoreLogic, Inc. (A)	23,432	954,151

Leisure Products - 1.5%
Nautilus, Inc., Class A (A)	47,753	871,492

Life Sciences Tools & Services - 1.3%
INC Research Holdings, Inc., Class A (A)	16,815	770,968

Machinery - 5.7%
Greenbrier Cos., Inc. (B)	21,420	923,202
Harsco Corp. (A)	52,640	671,160
Timken Co.	20,540	928,408
Wabash National Corp. (B)	41,315	854,807

		3,377,577

Media - 1.3%
AMC Entertainment Holdings, Inc., Class A	23,560	740,962

Metals & Mining - 1.0%
AK Steel Holding Corp. (A) (B)	83,130	597,705

Multi-Utilities - 1.5%
Black Hills Corp. (B)	13,745	913,630

Multiline Retail - 1.4%
Big Lots, Inc. (B)	16,845	820,015

Paper & Forest Products - 1.4%
Louisiana-Pacific Corp. (A)	33,850	840,157

Pharmaceuticals - 1.1%
Prestige Brands Holdings, Inc. (A)	11,560	642,274

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.1%
Swift Transportation Co., Class A (A) (B)	32,170	$ 660,772

Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc. (A)	54,210	628,294
Cirrus Logic, Inc. (A)	12,490	758,018
Rudolph Technologies, Inc. (A)	37,462	839,149

		2,225,461

Thrifts & Mortgage Finance - 6.5%
Dime Community Bancshares, Inc.	35,635	723,390
First Defiance Financial Corp., Class A	12,433	615,558
HomeStreet, Inc. (A)	28,990	810,270
MGIC Investment Corp. (A)	56,950	576,904
Washington Federal, Inc.	33,240	1,100,244

		3,826,366

Trading Companies & Distributors - 2.4%
MRC Global, Inc. (A)	43,245	792,681
Triton International, Ltd.	24,160	623,086

		1,415,767

Total Common Stocks (Cost $49,927,579)		57,687,435

MASTER LIMITED PARTNERSHIPS - 2.0%
Energy Equipment & Services - 1.0%
Archrock Partners, LP	34,200	586,872

Oil, Gas & Consumable Fuels - 1.0%
Tallgrass Energy Partners, LP	11,395	606,214

Total Master Limited Partnerships (Cost $983,864)		1,193,086

SECURITIES LENDING COLLATERAL - 13.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	7,789,939	7,789,939

Total Securities Lending Collateral (Cost $7,789,939)		7,789,939

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $439,540 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $448,897.	$ 439,537	439,537

Total Repurchase Agreement (Cost $439,537)		439,537

Total Investments (Cost $59,140,919) (D)		67,109,997
Net Other Assets (Liabilities) - (13.2)%		(7,799,873)

Net Assets - 100.0%		$ 59,310,124

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$57,687,435	$—	$—	$57,687,435
Master Limited Partnerships	1,193,086	—	—	1,193,086
Securities Lending Collateral	7,789,939	—	—	7,789,939
Repurchase Agreement	—	439,537	—	439,537

Total Investments	$66,670,460	$439,537	$—	$67,109,997

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $7,591,689. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $59,140,919. Aggregate gross unrealized appreciation and depreciation for all securities is $8,503,604 and $534,526, respectively. Net unrealized appreciation for tax purposes is $7,969,078.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2017

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are listed below. Each Subaccount invests substantially all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). Certain TPVF subaccounts invest substantially all of their investable assets in the Transamerica Partners Portfolios and the Transamerica Funds (each a “Portfolio” and collectively, the “Portfolios”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts. TAM provides continuous and regular investment management services to the Subaccounts.

For each of the Portfolios, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Portfolios. TAM may, in the future, determine to provide the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TPVF is valued at the unit value per share of each Subaccount at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments, at March 31, 2017, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TPVF subaccounts and the TPVF subaccounts invest all of their investable assets in the Portfolios. The summary of the inputs used for valuing each Portfolio’s assets carried at fair value is discussed in the Security Valuation section of the Portfolios’ Notes to Schedules of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the NAV of the underlying subaccounts. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended March 31, 2017, the Subaccounts’ transactions in and earnings from investments in affiliates of TAM are as follows:

Short Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$2,724,759	$23,314	$(40,184)	$8,210	$16,321	$2,732,420	$—	$—
Transamerica Partners Variable Government Money Market	16,326	183,953	(184,815)	—	—	15,464	—	—
Transamerica Partners Variable High Quality Bond	900,659	8,615	(13,259)	129	2,375	898,519	—	—
Transamerica Partners Variable High Yield Bond	612,506	5,068	(9,159)	3,152	12,124	623,691	—	—
Transamerica Partners Variable Inflation-Protected Securities	881,929	8,515	(13,029)	577	8,436	886,428	—	—
Transamerica Partners Variable International Equity	117,197	1,014	(1,794)	347	7,657	124,421	—	—
Transamerica Partners Variable Large Growth	185,518	1,520	(16,044)	7,858	10,104	188,956	—	—
Transamerica Partners Variable Large Value	190,044	1,521	(2,845)	1,257	2,066	192,043	—	—
Transamerica Partners Variable Small Core	126,435	1,013	(1,866)	891	(211)	126,262	—	—

Total	$5,755,373	$234,533	$(282,995)	$22,421	$58,872	$5,788,204	$—	$—

Intermediate Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$3,910,797	$66,836	$(88,050)	$24,171	$11,459	$3,925,213	$—	$—
Transamerica Partners Variable Government Money Market	34,507	769,752	(763,258)	—	—	41,001	—	—
Transamerica Partners Variable High Quality Bond	1,320,011	22,279	(29,608)	1,375	2,319	1,316,376	—	—
Transamerica Partners Variable High Yield Bond	1,055,888	16,709	(24,136)	14,279	12,117	1,074,857	—	—
Transamerica Partners Variable Inflation-Protected Securities	1,894,332	32,861	(42,681)	4,217	15,387	1,904,116	—	—
Transamerica Partners Variable International Equity	1,954,593	33,418	(45,688)	13,311	120,233	2,075,867	—	—
Transamerica Partners Variable Large Growth	2,659,903	39,684	(253,939)	159,133	99,795	2,704,576	—	—
Transamerica Partners Variable Large Value	2,659,415	39,684	(60,924)	35,604	11,037	2,684,816	—	—
Transamerica Partners Variable Small Core	1,763,570	26,456	(39,952)	25,465	(15,316)	1,760,223	—	—

Total	$17,253,016	$1,047,679	$(1,348,236)	$277,555	$257,031	$17,487,045	$—	$—

Intermediate/Long Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Variable Core Bond	$3,908,810	$245,369	$(72,054)	$21,308	$15,263	$4,118,696	$—	$—
Transamerica Partners Variable Government Money Market	81,685	879,904	(921,143)	—	—	40,446	—	—
Transamerica Partners Variable High Quality Bond	529,935	33,973	(9,520)	604	898	555,890	—	—
Transamerica Partners Variable High Yield Bond	1,100,639	6,103	(19,913)	11,773	15,665	1,114,267	—	—
Transamerica Partners Variable Inflation-Protected Securities	2,393,191	13,427	(42,658)	4,006	20,380	2,388,346	—	—
Transamerica Partners Variable International Equity	4,531,945	27,464	(84,033)	(1,245)	310,390	4,784,521	—	—
Transamerica Partners Variable Large Growth	5,622,040	29,753	(107,366)	50,374	501,453	6,096,254	—	—
Transamerica Partners Variable Large Value	6,041,358	29,752	(110,127)	21,980	84,749	6,067,712	—	—
Transamerica Partners Variable Small Core	4,020,625	19,834	(72,251)	33,744	(11,303)	3,990,649	—	—

Total	$28,230,228	$1,285,579	$(1,439,065)	$142,544	$937,495	$29,156,781	$—	$—

5. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Subaccounts’ financial statements.

Transamerica Asset Allocation Variable Funds	Page 2	March 31, 2017 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 25, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 25, 2017